LENDING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2011
LENDING ACTIVITIES
Composition of Mortgages and other loans receivable

(in millions)	December 31, 2011	December 31, 2010

Commercial mortgages	$13,554	$13,571
Life insurance policy loans	3,049	3,133
Commercial loans, other loans and notes receivable*	3,626	4,411

Total mortgage and other loans receivable	20,229	21,115
Allowance for losses	(740)	(878)

Mortgage and other loans receivable, net	$19,489	$20,237

*
Commercial mortgages primarily represent loans for office, retail and industrial properties, with exposures in California and New York representing the largest geographic concentrations (24 percent and 13 percent, respectively, at December 31, 2011). Over 98 percent and 97 percent of the commercial mortgages were current as to payments of principal and interest at December 31, 2011 and 2010, respectively.

Schedule of credit quality indicators for the commercial mortgage loans

December 31, 2011		Class
	Number of Loans								Percent of Total
(dollars in millions)		Apartments	Offices	Retail	Industrial	Hotel	Others	Total

Credit Quality Indicator:
In good standing	1,032	$1,751	$4,885	$2,287	$1,928	$939	$1,268	$13,058	96%
Restructured(a)	12	49	204	-	4	-	30	287	2
90 days or less delinquent	7	-	20	-	-	-	-	20	-
>90 days delinquent or in process of foreclosure	12	25	85	-	2	-	77	189	2

Total(b)	1,063	$1,825	$5,194	$2,287	$1,934	$939	$1,375	$13,554	100%

Valuation allowance		$24	$132	$23	$71	$12	$43	$305	2%

(a)
Loans that have been modified in troubled debt restructurings and are performing according to their restructured terms. See discussion of troubled debt restructurings below.

(b)
Does not reflect valuation allowances.

Schedule of changes in the allowance for losses on Mortgage and other loans receivable

	2011			2010			2009
Years Ended December 31, (in millions)	Commercial Mortgages	Other Loans	Total	Commercial Mortgages	Other Loans(b)	Total	Commercial Mortgages	Other Loans(b)	Total

Allowance, beginning of year	$470	$408	$878	$432	$2,012	$2,444	$3	$1,677	$1,680
Loans charged off	(78)	(47)	(125)	(217)	(137)	(354)	(82)	(482)	(564)
Recoveries of loans previously charged off	37	1	38	-	8	8	-	54	54

Net charge-offs	(41)	(46)	(87)	(217)	(129)	(346)	(82)	(428)	(510)
Provision for loan losses	(69)	73	4	342	27	369	422	588	1,010
Other	(55)	-	(55)	(34)	(1,497)	(1,531)	89	379	468
Reclassified to Assets of businesses held for sale	-	-	-	(53)	(5)	(58)	-	(204)	(204)

Allowance, end of year	$305 (a)	$435	$740	$470 (a)	$408	$878	$432	$2,012	$2,444

(a)
Of the total, $65 million and $476 million relates to individually assessed credit losses on $110 million and $739 million of commercial mortgage loans as of December 31, 2011 and 2010, respectively.

(b)
Included in Other loans were finance receivables, which were reported net of unearned finance charges, for both investment purposes and held for sale.